FINANCIAL RISK MANAGEMENT (Assumed financial exposure to credit risk) (Details) - Credit risk $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 3,426
$
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,315
EUR/$
Disclosure of credit risk exposure [line items]
Trade and other receivables	161
ARS
Disclosure of credit risk exposure [line items]
Trade and other receivables	189
MEX/$
Disclosure of credit risk exposure [line items]
Trade and other receivables	331
BRL
Disclosure of credit risk exposure [line items]
Trade and other receivables	1,354
COP/$
Disclosure of credit risk exposure [line items]
Trade and other receivables	75
Other currencies
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 1